Selected Statements of Income Data	12 Months Ended
Dec. 31, 2023
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA

NOTE 21:- SELECTED STATEMENTS OF INCOME DATA

a.	Research and development costs, net:

	Year ended December 31,
	2021	2022	2023
Total costs	$12,188	$13,149	$13,511
Less - capitalized software costs	(3,193)	(3,059)	(3,183)

Research and development, net	$8,995	$10,090	$10,328

b.	Selling and marketing expenses:

	Year ended December 31,
	2021	2022	2023
Salary and related expenses	$26,100	$33,474	$31,188
Advertising expenses	2,522	2,676	2,802
Cost of share-based payment	956	(56)	(225)
Others	8,569	10,763	10,735
Total selling and marketing expenses	$38,147	$46,857	$44,500

c.	General and administrative expenses:

	Year ended December 31,
	2021	2022	2023
Salary and related expenses	24,072	$21,492	$27,425
Subcontractors	3,842	5,335	4,726
Cost of share-based payment	-	2,135	4,023
Others	3,308	8,590	4,637
Total general and administrative expenses	31,222	$37,552	$40,811

d.	The following table provides detailed breakdown of the Company’s financial income and expenses:

	Year ended December 31,
	2021	2022	2023
Financial expenses:

Interest expenses on loans and borrowings	615	1,743	5,039
Interest expenses attributed to leases	719	691	964
Bank charges, negative foreign exchange differences and other financial expenses	2,468	2,559	3,224
	3,802	4,993	9,227
Financial income:
Interest income attributed to bank deposits	36	305	1,166
Interest income from deposits, positive foreign exchange differences and other financial income	77	1,087	3,735
	113	1,392	4,901

Financial expenses, net	$3,689	$3,601	$4,326

e.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Company:

	Year ended December 31,
	2021	2022	2023
Numerator:
Net income attributable to Magic shareholders	$29,767	$40,470	$37,031
Denominator:
Basic earnings per share - weighted average shares outstanding	49,055,082	49,089,044	49,095,760
Effect of dilutive securities	44,972	42,267	2,660
Diluted earnings per share – adjusted weighted average shares outstanding	49,100,054	49,131,311	49,098,420
Basic and diluted net earnings per share	0.61	0.82	0.75